CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)
Equity	¥ 438,874
Share capital
Equity	146,730	[1]
Share capital | Maximum
Equity	¥ 1,000

[1]	Representing amount less than RMB1,000.